Document and Entity Information	12 Months Ended
Jan. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	G III APPAREL GROUP LTD /DE/
Entity Central Index Key	0000821002
Amendment Flag	false